Consolidated Statements of Cash Flows - CAD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Activities
Net Income (Loss) Attributable to Parent		$ (1,916,252)	$ (3,458,141)	$ (1,297,576)
Adjustments to reconcile profit (loss)
Adjustments for amortisation expense		180,469	526,243	4,325
Finance cost		5,144	0	0
Adjustments for share-based payments		86,420	372,137	311,389
Write down of intangible assets	[1]	313,514	946,173	0
Write down of equipment		0	45,114	0
Gain on debt settlement		(3,058)	(5,119)	0
Services paid/to be paid in shares		0	55,082	0
Changes in Non-Cash Working Capital Items
Adjustment for change in Prepaid expenses and deposits		107,123	161,269	(870)
Adjustment for change in Accounts payable and Accrued liabilities		364,306	(53,648)	(58,043)
Net cash used in operating activities		(862,334)	(1,410,890)	(1,040,775)
Net cash provided by (used in) operating activities of discontinued operations		175,927	(314,157)	(726,521)
Investing Activities
Intangible assets		0	(50,000)	0
Acquisition net of cash received		0	(100,000)	(128,768)
Net cash used in investing activities		0	(150,000)	(128,768)
Net cash used in investing activities of discontinued operations		0	(5,000)	(3,784)
Financing Activities
Proceeds from issuance of shares, net		637,070	780,836	1,577,299
Subscriptions received		10,000	0	0
Proceeds from exercise of options		20,701	28,820	0
Proceeds from exercise of warrants		0	595,100	454,800
Lease payments		(52,007)	0	0
Net cash provided by financing activities		615,764	1,404,756	2,032,099
Net cash provided by financing activities of discontinued operations		0	0	0
Increase (Decrease) in Cash		(70,643)	(475,291)	132,251
Cash and cash equivalents at beginning of period		84,442	559,733	427,482
Cash and cash equivalents at end of period		$ 13,799	$ 84,442	$ 559,733

[1]	Note 10.